Business and Geographic Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of segment financial information
The following tables provide financial information for our reportable segments, including a reconciliation of Adjusted EBITDA to (Loss) income from continuing operations before income taxes and equity in net income of affiliates, as reported in the Consolidated Statements of Operations, for the years ended December 31, 2017, 2016 and 2015:

	Brazil	Mexico	Andean	Rest of World	Online & Partnerships	Corporate	Total
2017
Revenues	$765,746	$646,154	$1,085,640	$214,720	$690,374	$(16,758)	$3,385,876
Adjusted EBITDA	134,205	147,171	301,249	32,411	204,543	(204,108)	615,471
Depreciation and amortization expense	35,715	27,990	67,764	20,659	35,440	16,765	204,333
Loss on impairment of assets	3,320	—	2,530	—	257	1,014	7,121
Total assets	1,256,364	969,400	1,714,819	225,429	1,294,147	1,931,126	7,391,285
Expenditures for long-lived assets	50,244	38,615	72,098	9,697	23,730	24,001	218,385
2016
Revenues	$690,804	$626,011	$969,717	$330,423	$704,976	$(20,067)	$3,301,864
Adjusted EBITDA	95,442	143,741	225,538	53,352	208,237	(145,893)	580,417
Depreciation and amortization expense	35,695	26,273	68,050	21,668	38,452	9,668	199,806
Loss on impairment of assets	—	—	—	—	—	—	—
Total assets	1,245,264	972,171	1,579,581	227,071	1,297,798	1,740,649	7,062,534
Expenditures for long-lived assets	29,332	28,081	80,396	8,126	29,275	33,621	208,831
2015
Revenues	$672,917	$678,193	$913,388	$452,937	$707,998	$(25,659)	$3,399,774
Adjusted EBITDA	81,322	150,136	201,794	52,080	191,019	(127,586)	548,765
Depreciation and amortization expense	34,261	35,156	64,389	30,953	37,161	8,085	210,005
Loss on impairment of assets	—	—	—	—	—	—	—
Expenditures for long-lived assets	36,730	34,715	132,156	23,089	33,842	21,879	282,411

As discussed in Note 3, Discontinued Operations, a number of our entities have been classified as Discontinued Operations and their assets have been classified as assets held for sale and excluded from the the segment information for all periods presented. As of December 31, 2017 and 2016, total assets held for sale of $1,549,340 and $1,431,498, respectively, are included in the Corporate amounts above.

For the years ended December 31,	2017	2016	2015
Adjusted EBITDA of reportable segments:
Brazil	$134,205	$95,442	$81,322
Mexico	147,171	143,741	150,136
Andean	301,249	225,538	201,794
Rest of World	32,411	53,352	52,080
Online & Partnerships	204,543	208,237	191,019
Total Adjusted EBITDA of reportable segments	819,579	726,310	676,351
Reconciling items:
Corporate	(204,108)	(145,893)	(127,586)
Depreciation and amortization expense	(204,333)	(199,806)	(210,005)
Loss on impairment of assets	(7,121)	—	—
Share-based compensation expense	(61,844)	(35,852)	(35,843)
EiP expenses	(100,180)	(54,082)	(43,845)
Operating income	241,993	290,677	259,072
Interest income	11,865	14,414	9,474
Interest expense	(334,901)	(390,391)	(367,284)
Loss on debt extinguishment	(8,392)	(17,363)	(1,263)
Gain (loss) on derivatives	28,656	(6,084)	(2,607)
Other (expense) income, net	(1,892)	457	(423)
Foreign currency exchange gain (loss), net	2,539	77,299	(128,299)
(Loss) gain on sales of subsidiaries, net	(10,490)	398,081	—
(Loss) income from continuing operations before income taxes and equity in net income of affiliates	$(70,622)	$367,090	$(231,330)

Schedule of revenue from customers by geographical area
Revenues from customers by geographic area, primarily generated by students enrolled at institutions in those areas, were as follows:

For the years ended December 31,	2017	2016	2015
External Revenues (1)
Brazil	$765,358	$690,377	$672,372
Mexico	644,015	624,939	678,030
United States	635,637	633,471	632,773
Chile	617,213	564,592	536,530
Peru	450,719	389,815	356,684
Other foreign countries	272,934	398,670	523,385
Consolidated total	$3,385,876	$3,301,864	$3,399,774
(1) Excludes intercompany revenues and therefore does not agree to the table above

Schedule of long-lived assets by geographic areas
Long-lived assets are composed of Property and equipment, net. Laureate’s long-lived assets of continuing operations by geographic area were as follows:

December 31,	2017	2016
Long-lived assets
Chile	$387,422	$367,856
Peru	327,908	299,014
Brazil	245,781	252,289
Mexico	237,109	218,531
United States	104,995	116,390
Other foreign countries	77,202	107,385
Consolidated total	$1,380,417	$1,361,465